Intangible Assets - Balance and changes in intangible assets (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		R$ 1,471,256		R$ 1,782,655		R$ 1,762,593
Intangible assets, additions		1,013,408		318,335		310,412
Intangible assets, amortization		(158,069)		(212,222)		(182,681)
Intangible assets, transfer		(1,070)	[1]	169	[2]	(65)	[3]
Intangible assets, write-offs and disposals		(403,625)		(177,334)		(128,545)
Intangible assets, exchange rate variation		(3,551)		4,923		20,941
Intangible assets, reclassification to assets held for sale	[4]			(245,270)
Intangible assets, ending balance		1,918,349		1,471,256		1,782,655
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		2,264,080		3,388,802		3,191,963
Intangible assets, additions		1,013,408		462,826		310,412
Intangible assets, amortization		0		0		0
Intangible assets, transfer		(1,070)	[1]	372	[2]	(65)	[3]
Intangible assets, write-offs and disposals		(528,490)		(196,663)		(138,854)
Intangible assets, exchange rate variation		(3,551)		6,491		25,346
Intangible assets, reclassification to assets held for sale	[4]			(1,397,748)
Intangible assets, ending balance		2,744,377		2,264,080		3,388,802
Cost [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		818,096		1,525,088		1,525,088
Intangible assets, additions		99,679		0		0
Intangible assets, amortization		0		0		0
Intangible assets, transfer		0	[1]	0	[2]	0	[3]
Intangible assets, write-offs and disposals		0		0		0
Intangible assets, exchange rate variation		0		0		0
Intangible assets, reclassification to assets held for sale	[4]			(706,992)
Intangible assets, ending balance		R$ 917,775		R$ 818,096		R$ 1,525,088
Cost [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Weighted average useful life (years)		5 years		4 years		4 years
Intangible assets, beginning		R$ 1,146,980		R$ 1,395,046		R$ 1,210,529
Intangible assets, additions		277,600		284,311		184,027
Intangible assets, amortization		0		0		0
Intangible assets, transfer		173	[1]	372	[2]	993	[3]
Intangible assets, write-offs and disposals		(125,665)		(19,826)		(6,633)
Intangible assets, exchange rate variation		0		1,808		6,130
Intangible assets, reclassification to assets held for sale	[4]			(514,731)
Intangible assets, ending balance		1,299,088		1,146,980		1,395,046
Cost [member] | Technology [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		R$ 0		32,617		32,617
Intangible assets, additions				0		0
Intangible assets, amortization				0		0
Intangible assets, transfer				0	[2]	0	[3]
Intangible assets, write-offs and disposals				0		0
Intangible assets, exchange rate variation				0		0
Intangible assets, reclassification to assets held for sale	[4]			(32,617)
Intangible assets, ending balance				0		32,617
Cost [member] | Commercial property rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning				R$ 0		7,934
Intangible assets, additions						0
Intangible assets, amortization						0
Intangible assets, transfer	[3]					0
Intangible assets, write-offs and disposals						(7,934)
Intangible assets, exchange rate variation						0
Intangible assets, ending balance						R$ 0
Cost [member] | Distribution rights asset [member]
Disclosure of detailed information about intangible assets [line items]
Weighted average useful life (years)		12 years		12 years		10 years
Intangible assets, beginning		R$ 114,593		R$ 133,599		R$ 133,599
Intangible assets, additions		0		0		0
Intangible assets, amortization		0		0		0
Intangible assets, transfer		0	[1]	0	[2]	0	[3]
Intangible assets, write-offs and disposals		0		0		0
Intangible assets, exchange rate variation		0		0		0
Intangible assets, reclassification to assets held for sale	[4]			(19,006)
Intangible assets, ending balance		114,593		114,593		133,599
Cost [member] | Brands [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		69,198		136,962		122,504
Intangible assets, additions		0		0		0
Intangible assets, amortization		0		0		0
Intangible assets, transfer		0	[1]	0	[2]	0	[3]
Intangible assets, write-offs and disposals		0		0		0
Intangible assets, exchange rate variation		(3,551)		4,759		14,458
Intangible assets, reclassification to assets held for sale	[4]			(72,523)
Intangible assets, ending balance		R$ 65,647		R$ 69,198		R$ 136,962
Cost [member] | Trademark rights [member]
Disclosure of detailed information about intangible assets [line items]
Weighted average useful life (years)		39 years		39 years		39 years
Intangible assets, beginning		R$ 114,792		R$ 114,792		R$ 114,792
Intangible assets, additions		0		0		0
Intangible assets, amortization		0		0		0
Intangible assets, transfer		0	[1]	0	[2]	0	[3]
Intangible assets, write-offs and disposals		0		0		0
Intangible assets, exchange rate variation		0		0		0
Intangible assets, reclassification to assets held for sale	[4]			0
Intangible assets, ending balance		R$ 114,792		R$ 114,792		R$ 114,792
Cost [member] | Others [member]
Disclosure of detailed information about intangible assets [line items]
Weighted average useful life (years)		10 years		10 years		10 years
Intangible assets, beginning		R$ 421		R$ 50,698		R$ 44,900
Intangible assets, additions		999		1,678		1,040
Intangible assets, amortization		0		0		0
Intangible assets, transfer		(1,243)	[1]	0	[2]	0	[3]
Intangible assets, write-offs and disposals		0		0		0
Intangible assets, exchange rate variation		0		(76)		4,758
Intangible assets, reclassification to assets held for sale	[4]			(51,879)
Intangible assets, ending balance		177		421		50,698
Cost [member] | Decarbonization credits (CBIO) [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		0		0		0
Intangible assets, additions		635,130		176,837		125,345
Intangible assets, amortization		0		0		0
Intangible assets, transfer		0	[1]	0	[2]	(1,058)	[3]
Intangible assets, write-offs and disposals		(402,825)		(176,837)		(124,287)
Intangible assets, exchange rate variation		0		0		0
Intangible assets, reclassification to assets held for sale	[4]			0
Intangible assets, ending balance		232,305		0		0
Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		(792,824)		(1,012,867)		(835,625)
Intangible assets, additions		0		0		0
Intangible assets, amortization		(158,069)		(212,222)		(182,681)
Intangible assets, transfer		0	[1]	(203)	[2]	0	[3]
Intangible assets, write-offs and disposals		124,865		19,329		9,844
Intangible assets, exchange rate variation		0		(1,568)		(4,405)
Intangible assets, reclassification to assets held for sale	[4]			414,707
Intangible assets, ending balance		(826,028)		(792,824)		(1,012,867)
Accumulated amortization [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		(679,402)		(825,024)		(648,861)
Intangible assets, additions		0		0		0
Intangible assets, amortization		(154,122)		(206,025)		(175,144)
Intangible assets, transfer		0	[1]	(203)	[2]	0	[3]
Intangible assets, write-offs and disposals		124,865		19,329		3,375
Intangible assets, exchange rate variation		0		(1,566)		(4,394)
Intangible assets, reclassification to assets held for sale	[4]			334,087
Intangible assets, ending balance		(708,659)		(679,402)		(825,024)
Accumulated amortization [member] | Technology [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		0		(32,616)		(32,616)
Intangible assets, additions				0		0
Intangible assets, amortization				0		0
Intangible assets, transfer				0	[2]	0	[3]
Intangible assets, write-offs and disposals				0		0
Intangible assets, exchange rate variation				0		0
Intangible assets, reclassification to assets held for sale	[4]			32,616
Intangible assets, ending balance				0		(32,616)
Accumulated amortization [member] | Commercial property rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning				0		(6,384)
Intangible assets, additions						0
Intangible assets, amortization						(85)
Intangible assets, transfer	[3]					0
Intangible assets, write-offs and disposals						6,469
Intangible assets, exchange rate variation						0
Intangible assets, ending balance						0
Accumulated amortization [member] | Distribution rights asset [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		(101,027)		(113,326)		(108,932)
Intangible assets, additions		0		0		0
Intangible assets, amortization		(1,010)		(3,093)		(4,394)
Intangible assets, transfer		0	[1]	0	[2]	0	[3]
Intangible assets, write-offs and disposals		0		0		0
Intangible assets, exchange rate variation		0		0		0
Intangible assets, reclassification to assets held for sale	[4]			15,392
Intangible assets, ending balance		(102,037)		(101,027)		(113,326)
Accumulated amortization [member] | Trademark rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		(11,993)		(9,056)		(6,119)
Intangible assets, additions		0		0		0
Intangible assets, amortization		(2,937)		(2,937)		(2,937)
Intangible assets, transfer		0	[1]	0	[2]	0	[3]
Intangible assets, write-offs and disposals		0		0		0
Intangible assets, exchange rate variation		0		0		0
Intangible assets, reclassification to assets held for sale	[4]			0
Intangible assets, ending balance		(14,930)		(11,993)		(9,056)
Accumulated amortization [member] | Others [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		(402)		(32,845)		(32,713)
Intangible assets, additions		0		0		0
Intangible assets, amortization		0		(167)		(121)
Intangible assets, transfer		0	[1]	0	[2]	0	[3]
Intangible assets, write-offs and disposals		0		0		0
Intangible assets, exchange rate variation		0		(2)		(11)
Intangible assets, reclassification to assets held for sale	[4]			32,612
Intangible assets, ending balance		(402)		(402)		(32,845)
Provision for losses and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		0		(593,280)		(593,745)
Intangible assets, additions				(144,491)		0
Intangible assets, amortization				0		0
Intangible assets, transfer				0	[2]	0	[3]
Intangible assets, write-offs and disposals				0		465
Intangible assets, exchange rate variation				0		0
Intangible assets, reclassification to assets held for sale	[4]			737,771
Intangible assets, ending balance				0		(593,280)
Provision for losses and impairment [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		0		(593,280)		(593,280)
Intangible assets, additions				(68,273)		0
Intangible assets, amortization				0		0
Intangible assets, transfer				0	[2]	0	[3]
Intangible assets, write-offs and disposals				0		0
Intangible assets, exchange rate variation				0		0
Intangible assets, reclassification to assets held for sale	[4]			661,553
Intangible assets, ending balance				0		(593,280)
Provision for losses and impairment [member] | Commercial property rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning				0		(465)
Intangible assets, additions						0
Intangible assets, amortization						0
Intangible assets, transfer	[3]					0
Intangible assets, write-offs and disposals						465
Intangible assets, exchange rate variation						0
Intangible assets, ending balance						0
Provision for losses and impairment [member] | Distribution rights asset [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		R$ 0		0
Intangible assets, additions				(76,218)
Intangible assets, amortization				0
Intangible assets, transfer	[2]			0
Intangible assets, write-offs and disposals				0
Intangible assets, exchange rate variation				0
Intangible assets, reclassification to assets held for sale	[4]			76,218
Intangible assets, ending balance				R$ 0		R$ 0

[1]	Refers to R$ 1,070 transferred to property, plant and equipment.
[2]	Refers to amounts transferred from property, plant and equipment.
[3]	Refers to amounts transferred to property, plant and equipment and prepaid expenses.
[4]	For further information, see Note 4.c.2